STOCK OPTIONS AND WARRANTS (Weighted Average Significant Assumptions) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Weighted-average significant assumptions used:
Significant assumptions (weighted-average)	$ 0.0153
Risk-free interest rate at grant date	0.15%
Expected stock price volatility	52.00%
Expected dividend payout	0.00%
Expected option life (in years)	5 years